COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of total rent expense related to operating leases
Rent expense related to operating leases, including rent expense incurred on our behalf and allocated to us, was as follows:

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Rent expense	$2,395	$1,881	$1,616

Schedule of accrued environmental remediation

Total
(In thousands)
Accrued environmental remediation, January 1, 2014	$—
Initial accrual	30,000
Accrued environmental remediation, December 31, 2014	30,000
Payments made by affiliates	(13,136)
Payments made with proceeds from insurance policies	(25,000)
Additional accruals	21,800
Accrued environmental remediation, December 31, 2015	$13,664